Short-Term Investments	12 Months Ended
Mar. 31, 2017
Investments Debt And Equity Securities [Abstract]
Short-Term Investments

NOTE 3: — SHORT-TERM INVESTMENTS

a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2017			2016
	Amortized	Unrealized	Market	Amortized	Unrealized	Market
	cost	(loss)	value	cost	gain	value
Available-for-sale:
Government debentures	$3,617	$(69)	$3,548	$3,561	$11	$3,572

b.	The estimated fair value of available-for-sale investments as of March 31, 2017 and 2016 by contractual maturity, are as follows:

	March 31,
	2017		2016
		Market		Market
	Cost	Value	Cost	Value
Available-for-sale government debentures:
Matures in less than five years	$1,181	$1,001	$708	$599
Matures in more than five years	2,436	2,547	2,853	2,973
	$3,617	$3,548	$3,561	$3,572